UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Tiger Veda Management, LLC

Address:   101 Park Ave
           New York, New York 10178
Attention: Manish Chopra


13F File Number: 028-12143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Manish Chopra
Title:  Managing Member
Phone:  212-984-2475


Signature, Place and Date of Signing:


/s/ Manish Chopra                New York, New York         February 9, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value Total: $162,911
                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                    Name

(1) 028-12144                           Tiger Veda Global L.P.
(2) 028-12700                           Tiger Veda L.P.

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

                                                    FORM 13F INFORMATION TABLE
                                                   Tiger Veda Management, LLC
                                                        December 31, 2009

COLUMN 1                      COLUMN  2       COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6        COLUMN 7       COLUMN 8

                              TITLE                       VALUE      SHRS OR  SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)   PRN AMT  PRN CALL  DISCRETION      MANAGERS  SOLE   SHARED NONE
---- -- ------                -- -----        -----       --------   --- ---  --- ----  ----------      --------  ----   ------ ----
AMERICA MOVIL SAB DE CV       SPON ADR L SHS  02364W105   13,408     285,400  SH        SHARED-DEFINED  (1), (2)  285,400
AMERICAN TOWER CORP           CL A            029912201    9,765     226,000  SH        SHARED-DEFINED  (1), (2)  226,000
CEMEX SAB DE CV               SPON ADR NEW    151290889    9,692     820,000  SH        SHARED-DEFINED  (1), (2)  820,000
CIT GROUP INC                 COM NEW         125581801    6,350     230,000  SH        SHARED-DEFINED  (1), (2)  230,000
CVR ENERGY INC                COM             12662P108    2,278     332,100  SH        SHARED-DEFINED  (1), (2)  332,100
DIRECTV                       COM CL A        25490A101    3,502     105,000  SH        SHARED-DEFINED  (1), (2)  105,000
DUOYUAN GLOBAL WTR INC        SPONSORED ADR   266043108    3,578     100,000  SH        SHARED-DEFINED  (1), (2)  100,000
FRONTIER OIL CORP             COM             35914P105    1,601     133,000  SH        SHARED-DEFINED  (1), (2)  133,000
GLOBAL CASH ACCESS HLDGS INC  COM             378967103    1,723     230,100  SH        SHARED-DEFINED  (1), (2)  230,100
GPO AEROPORTUARIO DEL PAC SA  SPON ADR B      400506101    8,078     258,401  SH        SHARED-DEFINED  (1), (2)  258,401
HOLLY CORP                    COM PAR $0.01   435758305    9,675     377,500  SH        SHARED-DEFINED  (1), (2)  377,500
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT  55608B105    9,095     740,645  SH        SHARED-DEFINED  (1), (2)  740,645
MASTERCARD INC                CL A            57636Q104   14,719      57,500  SH        SHARED-DEFINED  (1), (2)   57,500
MONSANTO CO NEW               COM             61166W101   12,753     156,000  SH        SHARED-DEFINED  (1), (2)  156,000
RENAISSANCERE HOLDINGS LTD    COM             G7496G103   13,075     246,000  SH        SHARED-DEFINED  (1), (2)  246,000
SAFETY INS GROUP INC          COM             78648T100    3,252      89,763  SH        SHARED-DEFINED  (1), (2)   89,763
SBA COMMUNICATIONS CORP       COM             78388J106    6,449     188,800  SH        SHARED-DEFINED  (1), (2)  188,800
SEACOR HOLDINGS INC           COM             811904101   12,668     166,144  SH        SHARED-DEFINED  (1), (2)  166,144
SOUTHERN UN CO NEW            COM             844030106   19,091     841,000  SH        SHARED-DEFINED  (1), (2)  841,000
WUXI PHARMATECH CAYMAN INC    SPONS ADR SHS   929352102    2,156     135,100  SH        SHARED-DEFINED  (1), (2)  135,100


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